Finance Income and Finance Expenses - Summary of Net Effects relating to Derivative Financial Instruments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
NET EXCHANGE GAINS AND LOSSES
Exchange gains	€ 782	€ 713	€ 976
Exchange losses	(759)	(467)	(1,158)
Net exchange gain (losses)	23	246	(182)
NET RESULT FROM DERIVATIVES
Income from fair value hedge derivatives	66	65	99
Charges from fair value hedge derivatives		(1)	(12)
Net result from fair value hedge derivatives	66	64	87
Positive effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	568	649	954
Negative effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	(489)	(548)	(820)
Net effect of the Reversal of the Reserve of cash flow hedge derivatives to the income statement for the interest rate component	79	101	134
Income from non-hedgingderivatives	9	13	15
Charges from non-hedgingderivatives	(22)	(64)	(75)
Net result from non-hedging derivatives	(13)	(51)	(60)
Net result from derivatives	132	114	161
Positive fair value adjustment to fair value hedge derivatives		50	129
Negative fair value adjustment to underlying financial assets and liabilities of fair value hedge derivatives		(45)	(117)
Net fair value adjustments		5	12
Positive fair value adjustments to underlying financial assets and liabilities of fair value hedge derivatives	95	173	10
Negative fair value adjustments to fair value hedge derivatives	(87)	(178)	(33)
Net fair value adjustments	8	(5)	(23)
Net fair value adjustment to fair value hedge derivatives and underlying	8		(11)
NET FAIR VALUE ADJUSTMENTS TO NON-HEDGING DERIVATIVES
Positive fair value adjustments to non-hedging derivatives	119	676	226
Negative fair value adjustments to non-hedging derivatives	(136)	(306)	(553)
Net fair value adjustments to non-hedging derivatives	€ (17)	€ 370	€ (327)